Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Receivables [Abstract]
Beginning balance	$ 1,254	$ 1,209	$ 1,249
Provision for credit losses	555	538	303
Net write-offs	(433)	(493)	(343)
Ending balance	$ 1,376	$ 1,254	$ 1,209